Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Loss Per Share Tables
Computation of basic and diluted earnings (loss) per share

The computation of basic and diluted earnings (loss) per share as follows for years ended December 31, 2013, 2012 and 2011:

	Year ended
	December 31,
	2013	2012	2011

Numerator - net loss available to common stockholders	$(37,762)	$(99,631)	$(526,369)

Denominator - weighted average number of common shares outstanding	34,548,368	32,010,663	25,948,368

Dilutive common stock equivalents - stock options	-	-	-

Denominator - weighted average number of fully diluted common shares outstanding	34,548,368	32,010,663	25,948,368

Basic loss per common share	$(0.00)	$(0.00)	$(0.02)